Vacation Ownership Notes Receivable (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Vacation Ownership Interest [Member]
Loan loss reserve
Beginning Balance	$ 132	$ 150	$ 136	$ 161
Provision for loan losses	5	10	12	15
Write-offs	(8)	(12)	(19)	(28)
Ending Balance	129	148	129	148
Vacation Ownership Interest Securitized [Member]
Loan loss reserve
Beginning Balance	73	72	80	82
Provision for loan losses		4		2
Other	(7)	(8)	(14)	(16)
Ending Balance	66	68	66	68
Vacation Ownership Interest Unsecuritized [Member]
Loan loss reserve
Beginning Balance	59	78	56	79
Provision for loan losses	5	6	12	13
Write-offs	(8)	(12)	(19)	(28)
Other	7	8	14	16
Ending Balance	$ 63	$ 80	$ 63	$ 80